Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 230,706	$ 217,792
Incentives	8,670	5,173
Contract assets	239,376	222,965
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	477,174	476,075
Incentives	67,545	61,258
Contract assets	544,719	537,333
Accumulated amortization
Disclosure Of Contract Costs [Line Items]
Transition costs	246,468	258,283
Incentives	58,875	56,085
Contract assets	$ 305,343	$ 314,368